OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OperatingLeaseLineItems [Line Items]
Weighted average discount rate	4.67%	4.75%	4.75%
Operating lease payments	$ 169,190	$ 229,455
Operating lease expense	$ 497,983	$ 422,019	$ 206,806
Weighted average remaining term	28 months	31 months	41 months
Minimum [Member]
OperatingLeaseLineItems [Line Items]
Weighted average discount rate	3.60%
Maximum [Member]
OperatingLeaseLineItems [Line Items]
Weighted average discount rate	4.75%